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                                ING EQUITY TRUST
                          ING Large Company Value Fund
                              ING MidCap Value Fund
                             ING SmallCap Value Fund
                          ING Disciplined LargeCap Fund

                       Supplement dated November 12, 2003
              to the Domestic Equity Growth, Domestic Equity Value
      and Domestic Equity and Income Funds Class A, B, C and M Prospectus,
                   Class I Prospectus and Class Q Prospectus
                            Dated September 30, 2003


With respect to the Class A, B, C and M Prospectus for the Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds:

      1. On October 16, 2003 the shareholders of ING Large Company Value Fund approved the reorganization with and merger into the ING MagnaCap Fund. The reorganization was completed on November 8, 2003. Accordingly, the ING Large Company Value Fund is no longer offering its shares. All references to the ING Large Company Value Fund in the Prospectus are hereby deleted.

      2. The following replaces the first paragraph of the section entitled "ING MidCap Value Fund and ING SmallCap Value Fund - Brandes Investment Partners, LLC" on page 48 of the Prospectus:

                  Founded in 1974, Brandes Investment Partners, LLC (Brandes) is an investment advisory firm currently with 56 investment professionals who manage over $57.3 billion in assets as of June 30, 2003. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.

With respect to the Class Q Prospectus for the Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds:

      1. On October 16, 2003 the shareholders of ING Large Company Value Fund approved the reorganization with and merger into the ING MagnaCap Fund. The reorganization was completed on November 8, 2003. Accordingly, the ING Large Company Value Fund is no longer offering its shares. All references to the ING Large Company Value Fund in the Prospectus are hereby deleted.

      2. The following replaces the first paragraph of the section entitled "ING MidCap Value Fund and ING SmallCap Value Fund - Brandes Investment Partners, LLC" on page 37 of the Prospectus:

                  Founded in 1974, Brandes Investment Partners, LLC (Brandes) is an investment advisory firm currently with 56 investment professionals who manage over $57.3 billion in assets as of June 30, 2003. Brandes'

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                  principal address is 11988 El Camino Real, Suite 500, San
                  Diego, California 92130.

           3. On November 11, 2003, the Board of Trustees of ING Equity Trust approved the dissolution of Class Q shares of ING Disciplined LargeCap Fund (the "Fund"). Effective immediately, the Fund will cease the public offering of its Class Q shares. No investments in Class Q shares of the Fund will be accepted. All references to the ING Disciplined LargeCap Fund Class Q shares in the Prospectus are hereby deleted.

      With respect to the Class I Prospectus for the Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds:

            The following replaces the first paragraph of the section entitled "ING MidCap Value Fund and ING SmallCap Value Fund - Brandes Investment Partners, LLC" on page 30 of the Prospectus:

                  Founded in 1974, Brandes Investment Partners, LLC (Brandes) is an investment advisory firm currently with 56 investment professionals who manage over $57.3 billion in assets as of June 30, 2003. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                                ING EQUITY TRUST
                          ING Large Company Value Fund
                         ING Disciplined LargeCap Fund

                       Supplement dated November 12, 2003
                to the Statement of Additional Information (SAI)
                            Dated September 30, 2003


1. On October 16, 2003 the shareholders of ING Large Company Value Fund approved the reorganization with and merger into the ING MagnaCap Fund. The reorganization was completed on November 8, 2003. Accordingly, the ING Large Company Value Fund is no longer offering its shares. All references to the ING Large Company Value Fund in the SAI are hereby deleted.

2. On November 11, 2003, the Board of Trustees of ING Equity Trust approved the dissolution of Class Q shares of ING Disciplined LargeCap Fund
     (the "Fund"). Effective immediately, the Fund will cease the public offering of its Class Q shares. No investments in Class Q shares of the Fund will be accepted. All references to the ING Disciplined LargeCap Fund Class Q shares in the SAI are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE